SUBSEQUENT EVENTS - Agreement to Sell BGIS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary		$ 0	$ 0	$ 15
Disposal of major subsidiary | Disposal groups classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary	$ 180
Disposal of major subsidiary | Brookfield Business Partners L.P. and Institutional Investors | Disposal groups classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary	$ 1,000